Goodwill and Other Intangible Assets - Identifiable Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,071	$ 4,079
Accumulated Amortization	(2,162)	(1,766)
Net Carrying Amount	1,909	2,313
CDI
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,473	2,473
Accumulated Amortization	(1,650)	(1,403)
Net Carrying Amount	823	1,070
Other, primarily client relationship intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,598	1,606
Accumulated Amortization	(512)	(363)
Net Carrying Amount	$ 1,086	$ 1,243